Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Real Estate Owned	SUMMARY OF REAL ESTATE OWNED

December 31,	2014	2013
Commercial properties	$90	$1,227
Residential properties	54	1,276
Bank properties	378	—

Total	$522	$2,503

Summary of Real Estate Owned Activity

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2014	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,227	$1,276	$—	$2,503
Transfers into real estate owned	—	567	378	945
Sale of real estate owned	(373)	(1,722)	(0)	(2,095)
Write down of real estate owned	(764)	(67)	—	(831)

Balance, end of year	$90	$54	$378	$522

Summary of Real Estate Owned Expenses, Net

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2014	2013	2012
Net loss on sales of real estate	$469	$1,209	$345
Write-down of real estate owned	831	75	1,433
Operating expenses, net of rental income	424	986	580

— Total	$1,724	$2,270	$2,358